Ambassador Funds

500 Griswold Street, Suite 2800

Detroit, MI 48226

December 4, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:  AMBASSADOR FUNDS (THE "REGISTRANT")

NO. 333-36796 (1933 ACT)

Dear Sir or Madam:

Pursuant to Rule 497(j), this letter will certify that the form of Prospectuses, dated November 25, 2008, for the Ambassador Money Market Fund and the Michigan Investment Trust, Government Money Market Series, and the forms of Statement of Additional Information, dated November 25, 2008, for each of such funds that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from those contained in Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on November 25, 2008, and became effective on that date.  Please contact the undersigned should you have any questions.

Sincerely,

/S/ PAUL R. RENTENBACH

Paul R. Rentenbach

Counsel to the Registrant

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